Fair Value Measurements - Assets and liabilities measured and carried at fair value in the financial statements (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets:
Fixed maturities, Available for sale, Fair Value		$ 37,899	$ 34,132
Fixed maturities, Trading, Fair Value		54	55
Equity securities, at fair value		809	743
Other assets — derivatives		924	184
Variable annuity assets (separate accounts)	[1]	628	557
Total assets accounted for at fair value		40,364	35,687
Liabilities:
Total liabilities accounted for at fair value		3,740	2,769
Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		3,730	2,720
Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		10	49
Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		37,899	34,132
Fixed maturities, Trading, Fair Value		54	55
U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		45	39
States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,349	4,297
Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		34	13
Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		2,099	1,948
Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		835	836
Collateralized loan obligations
Assets:
Fixed maturities, Available for sale, Fair Value		3,379	3,383
Other asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		5,387	4,170
Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		21,771	19,446
Equity securities
Assets:
Equity securities, at fair value		809	743
Other assets — derivatives
Assets:
Other assets — derivatives		50	16
Level 1
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		514	513
Liabilities:
Total liabilities accounted for at fair value		0	0
Level 1 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		22	20
Fixed maturities, Trading, Fair Value		0	0
Level 1 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		6	6
Level 1 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Collateralized loan obligations
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Other asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		16	14
Level 1 | Equity securities
Assets:
Equity securities, at fair value		492	493
Level 1 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Level 2
Assets:
Variable annuity assets (separate accounts)	[1]	628	557
Total assets accounted for at fair value		36,758	32,339
Liabilities:
Total liabilities accounted for at fair value		10	49
Level 2 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 2 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		10	49
Level 2 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		35,061	31,489
Fixed maturities, Trading, Fair Value		54	55
Level 2 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		24	25
Level 2 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,284	4,238
Level 2 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		34	13
Level 2 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		1,971	1,787
Level 2 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		806	788
Level 2 | Collateralized loan obligations
Assets:
Fixed maturities, Available for sale, Fair Value		3,365	3,298
Level 2 | Other asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		4,357	3,627
Level 2 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		20,220	17,713
Level 2 | Equity securities
Assets:
Equity securities, at fair value		41	38
Level 2 | Other assets — derivatives
Assets:
Other assets — derivatives		50	16
Level 3
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		3,092	2,835
Liabilities:
Total liabilities accounted for at fair value		3,730	2,720
Level 3 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		3,730	2,720
Level 3 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 3 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		2,816	2,623
Fixed maturities, Trading, Fair Value		0	0
Level 3 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		15	8
Level 3 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		65	59
Level 3 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 3 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		128	161
Level 3 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		29	48
Level 3 | Collateralized loan obligations
Assets:
Fixed maturities, Available for sale, Fair Value		14	85
Level 3 | Other asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		1,030	543
Level 3 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		1,535	1,719
Level 3 | Equity securities
Assets:
Equity securities, at fair value		276	212
Level 3 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Equity index call options | Other investments
Assets:
Other assets — derivatives		924	184
Equity index call options | Level 1 | Other investments
Assets:
Other assets — derivatives		0	0
Equity index call options | Level 2 | Other investments
Assets:
Other assets — derivatives		924	184
Equity index call options | Level 3 | Other investments
Assets:
Other assets — derivatives		$ 0	$ 0

[1]	Variable annuity liabilities equal the fair value of variable annuity assets.